February 24, 2023

Securities and Exchange Commission

450 5th Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Dear Sirs:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of Landstar System, Inc. is the Annual Report on Form 10-K for the period ending December 31, 2022.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ James P. Todd
James P. Todd
Vice President, Chief Financial Officer and Assistant Secretary

JPT/jp